Cash and Cash Equivalents and Other Cash Flow Information - Summary of Cash and Cash Equivalents (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash at bank and in hand	¥ 30,060	¥ 32,836